Deposits for Property and Equipment (Tables)	12 Months Ended
Jun. 30, 2020
Deposits for Property and Equipment [Abstract]
Schedule of deposits for property and equipment
	June 30, 2020	June 30, 2019

Deposits for leasehold improvements	$849,245	$624,112
Deposits for office equipment	-	41,268
	$849,245	$665,380